CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash
	July 31
	2025	2024
Cash and cash equivalents	$748,597	$1,243,977
Restricted cash, tenant security deposits	938,342	938,580
Restricted cash, escrow	71,806	71,784
Restricted cash, other	—	31,260
	$1,758,745	$2,285,601

Schedule of supplemental disclosure
	July 31,
	2025	2024
Cash Flow Information
Interest paid, net of capitalized interest of $84,265 (2025), and $85,610 (2024)	$70,141	$141,975
Income tax (refunded)	—	—